Notes to the cash flow statements	12 Months Ended
Sep. 30, 2020
Notes to the cash flow statements
Notes to the cash flow statements

Note 37. Notes to the cash flow statements

Accounting policy

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Reconciliation of net cash provided by/(used in) operating activities to net profit for the year is set out below:

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Net profit for the year	2,292	6,790	8,099	2,658	7,121
Adjustments:
Depreciation, amortisation and impairment	2,473	1,079	1,144	2,142	1,082
Impairment charges	3,371	966	889	2,864	893
Net decrease/(increase) in current and deferred tax	(1,112)	(541)	(96)	(937)	(804)
(Increase)/decrease in accrued interest receivable	239	132	(83)	208	98
(Decrease)/increase in accrued interest payable	(1,260)	(341)	241	(1,143)	(321)
(Decrease)/increase in provisions	1,925	1,143	289	2,003	1,214
Other non-cash items	(693)	(832)	332	(1,114)	(329)
Cash flows from operating activities before changes in operating assets and liabilities	7,235	8,396	10,815	6,681	8,954
Net (increase)/decrease in derivative financial instruments	1,851	7,605	8,584	2,103	6,581
Net (increase)/decrease in life insurance assets and liabilities	(277)	(134)	(230)	—	—
(Increase)/decrease in other operating assets:
Collateral paid	348	(847)	969	329	(755)
Trading securities and other financial assets measured at FVIS	(8,756)	(7,629)	3,492	(8,266)	(7,358)
Loans	18,272	(4,188)	(24,740)	21,273	(3,312)
Other financial assets	273	336	859	283	324
Other assets	70	(13)	10	50	(41)
(Decrease)/increase in other operating liabilities:
Collateral received	(1,096)	1,007	(295)	(1,072)	1,004
Deposits and other borrowings	28,910	1,113	23,928	20,859	963
Other financial liabilities	11,817	1,463	(3,632)	11,866	1,555
Other liabilities	4	(5)	10	(7)	(24)
Net cash provided by/(used in) operating activities	58,651	7,104	19,770	54,099	7,891

Details of the assets and liabilities over which control ceased

Details of the entities over which control ceased are provided in Note 31.

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Assets:
Cash and balances with central banks	—	3	10	—	—
Trading securities and other financial assets measured at FVIS	—	3	—	—	—
Property and equipment	—	—	2	—	—
Deferred tax assets	—	—	4	—	—
Intangible assets	—	—	15	—	—
Other financial assets	—	3	5	—	—
Total assets	—	9	36	—	—
Liabilities:
Provisions	—	—	2	—	—
Other liabilities	—	—	3	—	—
Total liabilities	—	—	5	—	—
Total equity attributable to owners of WBC	—	9	31	—	—
Cash proceeds received (net of transaction costs)	—	2	19	—	—
Total consideration	—	2	19	—	—
Reserves recycled to income statement	—	10	3	—	—
Gain/(loss) on disposal	—	3	(9)	—	—
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	—	2	19	—	—
Less: Cash deconsolidated	—	(3)	(10)	—	—
Cash consideration (paid)/received (net of transaction costs and cash held)	—	(1)	9	—	—

Non-cash financing activities

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Shares issued under the dividend reinvestment plan	273	1,489	631	273	1,489
Shares issued from the conversation of Westpac CPS	—	—	566	—	—
Increase in lease liabilities	177	—	—	173	—

On 13 March 2018, $623 million of CPS were transferred to the Westpac CPS nominated party for $100 each pursuant to the Westpac Capital Notes 5 reinvestment offer. Those CPS were subsequently bought back and cancelled by Westpac. On 3 April 2018, the remaining $566 million of CPS were transferred to the Westpac CPS nominated party for $100 each. Following the transfer, those remaining CPS were converted into 19,189,765 ordinary shares.

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $457 million (2019: $330 million) for the Group and $380 million (2019: $224 million) for the Parent Entity which are included in cash and balances with central banks.